UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shayne & Co., LLC
Address: 4015 Hillsboro Pike, Suite 203
         Nashville, TN  37215

13F File Number:  028-13793

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan A. Shayne
Title:     President and Chief Manager
Phone:     (615) 250-1600

Signature, Place, and Date of Signing:

 /s/ Jonathan A. Shayne     Nashville, TN     April 20, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $102,413 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      212     4316 SH       OTHER                    2316        0     2000
AMERICAN EXPRESS CO            COM              025816109       36      800 SH       OTHER                     800        0        0
AMERICAN EXPRESS CO            COM              025816109     2470    54641 SH       SOLE                    45986        0     8655
ASTRAZENECA PLC                SPONSORED ADR    046353108      231     5000 SH       OTHER                    5000        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103       15      300 SH       OTHER                     300        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     1181    23018 SH       SOLE                    21118        0     1900
BANK OF AMERICA CORPORATION    COM              060505104      222    16647 SH       OTHER                    6047        0    10600
BANK OF AMERICA CORPORATION    COM              060505104       17     1250 SH       SOLE                     1250        0        0
BB&T CORP                      COM              054937107      203     7404 SH       OTHER                    3024        0     4380
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     6140       49 SH       SOLE                       49        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      195     2333 SH       OTHER                    2333        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    22072   263929 SH       SOLE                   240473        0    23456
EXXON MOBIL CORP               COM              30231G102      345     4095 SH       OTHER                    4095        0        0
HEARTLAND EXPRESS INC          COM              422347104    11177   637162 SH       SOLE                   576637        0    60525
HOME PROPERTIES INC            COM              437306103      259     4400 SH       OTHER                       0        0     4400
MICROSOFT CORP                 COM              594918104      203     7983 SH       SOLE                     7983        0        0
MICROSOFT CORP                 COM              594918104      211     8329 SH       OTHER                    8329        0        0
PHILIP MORRIS INTL INC         COM              718172109      540     8233 SH       OTHER                    7533        0      700
PHILIP MORRIS INTL INC         COM              718172109      201     3067 SH       SOLE                     3067        0        0
SIGMA ALDRICH CORP             COM              826552101    13604   213769 SH       SOLE                   197534        0    16235
SYSCO CORP                     COM              871829107       10      350 SH       OTHER                       0        0      350
SYSCO CORP                     COM              871829107    12668   457338 SH       SOLE                   421118        0    36220
TECH DATA CORP                 COM              878237106     6034   118643 SH       SOLE                   108900        0     9743
TJX COS INC NEW                COM              872540109      832    16733 SH       OTHER                   16733        0        0
U S G CORP                     COM NEW          903293405       17     1000 SH       OTHER                    1000        0        0
U S G CORP                     COM NEW          903293405     3956   237432 SH       SOLE                   216587        0    20845
VANGUARD INDEX FDS             STK MRK ETF      922908769    18805   273686 SH       SOLE                   251219        0    22467
WAL MART STORES INC            COM              931142103      494     9487 SH       SOLE                     7987        0     1500
WAL MART STORES INC            COM              931142103       63     1204 SH       OTHER                    1204        0        0